UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended           March 31, 2005

 Check here if Amendment [       ];    Amendment Number:

 This amendment (Check only one.) :          [     ] is a restatement
 [     ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:
 Name:          Petroleum & Resources Corporation
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-293


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.



 Person Signing this Report on Behalf of Reporting Manager:



 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 Christine M. Sloan            Baltimore, MD            April 21, 2005

   [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [   ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other

 [   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)


 List of Other Managers Reporting for this Manager:
 Form 13F File Number Name
 28

 [Repeat as necessary.]



 Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      46

 Form 13F Information Table Value Total:      $      625,909
                                                        (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


 No.       Form 13-F File No.     Name
           28-

 [Repeat as necessary.]


        COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5     COLUMN 6COLUMN 7     COLUMN 8
    NAME OF ISSUER    TITLE OF CLASS   CUSIP  VALUE IN  SHARES/PRN SH/ PUT/ INVSTM  OTHER   VOTING AUTHORITY
                                                000's    AMOUNT    PRN CALLDISCRETNMANAGERS
                                                                                            SOLE SHARED NONE
                                                                                           >C>


 AGL RESOURCES INC.         COM      001204106  8,732     250,000  SH       SOLE           250,000
 AIR PRODUCTS & CHEMICA     COM      009158106  7,911     125,000  SH       SOLE           125,000
 AMERADA HESS CORP          COM      023551104  8,178      85,000  SH       SOLE           85,000
 APACHE CORP.               COM      037411105  11,634    190,000  SH       SOLE           190,000
 AQUA AMERICA, INC.         COM      03836W103  7,670     315,000  SH       SOLE           315,000
 ARCH COAL INC.             COM      039380100  4,301     100,000  SH       SOLE           100,000
 BAKER HUGHES, INC..        COM      057224107  5,784     130,000  SH       SOLE           130,000
 BJ SERVICES CO.            COM      055482103  19,196    370,000  SH       SOLE           370,000
 BP P.L.C.              SPONSORED ADR055622104  37,440    600,000  SH       SOLE           600,000
 BURLINGTON RESOURCES I     COM      122014103  12,357    246,800  SH       SOLE           246,800
 CHEVRONTEXACO CORP.        COM      166764100  37,027    635,000  SH       SOLE           635,000
 CONOCOPHILLIPS             COM      20825C104  30,195    280,000  SH       SOLE           280,000
 CONSOL ENERGY INC.         COM      20854P109  7,462     158,700  SH       SOLE           158,700
 DEVON ENERGY CORP.         COM      25179M103  18,978    397,440  SH       SOLE           397,440
 DUKE ENERGY CORP.          COM      264399106  6,096     217,624  SH       SOLE           217,624
 DUPONT EI DE NEMOURS       COM      263534109  8,967     175,000  SH       SOLE           175,000
 ENERGEN CORP.              COM      29265N108  13,320    200,000  SH       SOLE           200,000
 EOG RESOURCES INC.         COM      26875P101  17,546    360,000  SH       SOLE           360,000
 EQUITABLE RESOURCES IN     COM      294549100  12,924    225,000  SH       SOLE           225,000
 EXXON MOBIL CORP.          COM      30231G102  66,752   1,120,000 SH       SOLE          1,120,000
 GENERAL ELECTRIC CO.       COM      369604103  16,400    454,800  SH       SOLE           454,800
 GLOBALSANTAFE CORP.        COM      G3930E101  9,445     255,000  SH       SOLE           255,000
 GRANT PRIDECO INC          COM      38821G101  7,441     308,000  SH       SOLE           308,000
 HOLLY CORP.            COM PAR $0.01435758305  5,781     155,100  SH       SOLE           155,100
 KERR-MCGEE CORP.           COM      492386107  13,876    177,153  SH       SOLE           177,153
 KEYSPAN CORP.              COM      49337W100  2,728      70,000  SH       SOLE           70,000
 MARTIN MARIETTA MATERI     COM      573284106  3,937      70,400  SH       SOLE           70,400
 MDU RESOURCES GROUP, I     COM      552690109  6,905     250,000  SH       SOLE           250,000
 MURPHY OIL CORP.           COM      626717102  18,038    182,700  SH       SOLE           182,700
 NABORS INDUSTRIES, LTD     COM      G6359F103  12,715    215,000  SH       SOLE           215,000
 NATIONAL FUEL GAS CO.      COM      636180101  5,718     200,000  SH       SOLE           200,000
 NEW JERSEY RESOURCES C     COM      646025106  12,080    277,500  SH       SOLE           277,500
 NOBLE CORP                 COM      G65422100  10,399    185,000  SH       SOLE           185,000
 NOBLE ENERGY INC.          COM      655044105  14,624    215,000  SH       SOLE           215,000
 OCCIDENTAL PETROLEUM C     COM      674599105  14,234    200,000  SH       SOLE           200,000
 PIONEER NATURAL RESOUR     COM      723787107  12,432    291,000  SH       SOLE           291,000
 PRECISION DRILLING COR     COM      74022D100  2,389      32,000  SH       SOLE           32,000
 QUESTAR CORP               COM      748356102  11,850    200,000  SH       SOLE           200,000
 ROHM & HAAS CO.            COM      775371107  9,600     200,000  SH       SOLE           200,000
 ROYAL DUTCH PETROLEUM, Y REG EUR .56780257804  23,115    385,000  SH       SOLE           385,000
 SCHLUMBERGER LTD           COM      806857108  19,734    280,000  SH       SOLE           280,000
 SMURFIT-STONE CONTAINE     COM      832727101  4,641     300,000  SH       SOLE           300,000
 TOTAL S.A.             SPONSORED ADR89151E109  14,068    120,000  SH       SOLE           120,000
 WEATHERFORD INT'L. LTD     COM      G95089101  11,878    205,000  SH       SOLE           205,000
 XTO ENERGY                 COM      98385X106  10,947    333,333  SH       SOLE           333,333
 WILLIAMS COMPANIES,        COM      969457100  8,464     450,000  SH       SOLE           450,000
                                               625,909